UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7285

Strong Heritage Reserve Series, Inc., on behalf of the Strong Heritage Money
Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Heritage Money Fund
January 31, 2005 (Unaudited)
                                                                     Principal     Yield to    Maturity
                                                                      Amount       Maturity    Date (c)      Amortized Cost
-------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 56.4%
Abbey National North America LLC (b)                                   $7,000,000        2.45%     2/22/05        $  6,989,996
Amsterdam Funding Corporation (a)                                       8,000,000        2.33      2/08/05           7,996,376
Atlantis One Funding Corporation (a) (b)                                6,000,000        2.34      2/10/05           5,996,490
Blue Ridge Asset Funding Corporation (a) (b)                            8,000,000        2.35      2/11/05           7,994,778
CBA Finance, Inc.                                                       8,000,000        2.31      2/07/05           7,996,920
Citigroup Global Market Holdings, Inc.                                  8,000,000        2.30      2/10/05           7,995,400
Concord Minuteman Capital Company LLC Series A (a)                      5,000,000        2.35      2/11/05           4,996,736
DnB NOR Bank ASA                                                        7,000,000        2.44      2/24/05           6,989,088
DaimlerChrysler Revolving Auto Conduit LLC                              8,000,000        2.35      2/10/05           7,995,300
Danske Corporation (b)                                                  5,500,000        2.26      2/01/05           5,500,000
Den Norske Statutory Oljeselskap AS (a)                                 6,000,000        2.38      2/17/05           5,993,653
Dexia Delaware LLC                                                      8,000,000       2.335      2/11/05           7,994,811
Diageo Capital PLC (a)                                                  8,000,000        2.24      2/04/05           7,998,507
Edison Asset Securitization LLC (a)                                     7,000,000        2.47      2/24/05           6,988,954
Eureka Securitization, Inc. (a) (b)                                     3,000,000        2.35      2/09/05           2,998,433
                                                                        5,000,000        2.35      2/10/05           4,997,062
Falcon Asset Securitization Corporation (a)                             8,000,000        2.28      2/04/05           7,998,480
Fortis Funding LLC (a) (b)                                              7,000,000        2.50      2/15/05           6,993,194
Goldman Sachs Group LP                                                  8,000,000        2.40      2/25/05           7,987,200
GovCo, Inc. (a) (b)                                                     8,000,000        2.34      2/09/05           7,995,840
Gulf Coast Waste Disposal Authority PCR (b)                             8,700,000        2.36      2/04/05           8,700,000
KFW International Finance, Inc. (a) (b)                                 8,000,000        2.26      2/04/05           7,998,493
K2 USA LLC (a)                                                          7,500,000        2.40      2/15/05           7,493,000
Liberty Street Funding Corporation (a)                                  7,500,000        2.43      2/17/05           7,491,900
Long Island College Hospital (b)                                        8,800,000        2.33      2/04/05           8,798,291
Moat Funding LLC (a)                                                    8,000,000        2.34      2/11/05           7,994,800
National Australia Funding, Inc. (b)                                    8,000,000        2.28      2/11/05           7,994,933
Nestle Capital Corporation (a)                                          8,000,000        2.30      2/09/05           7,995,911
Nieuw Amsterdam Receivables Corporation (a) (b)                         8,000,000        2.33      2/10/05           7,995,340
Nordea North America, Inc. (b)                                          8,000,000        2.45      3/15/05           7,977,133
Old Line Funding Corporation (a) (b)                                    7,700,000        2.34      2/01/05           7,700,000
Preferred Receivable Funding Corporation (a) (b)                        7,000,000        2.53      2/22/05           6,989,669
Rabobank USA Financial Corporation                                      4,678,000        2.27      2/04/05           4,677,115
SBC Communications, Inc. (a)                                            7,000,000        2.50      2/23/05           6,989,306
Sheffield Receivables Corporation (a) (b)                               6,000,000        2.34      2/11/05           5,996,100
Societe Generale North America, Inc.                                    7,000,000        2.50      3/01/05           6,986,389
Southern Company (a)                                                    7,000,000        2.49      2/25/05           6,988,380
Thunder Bay Funding, Inc. (a) (b)                                       8,113,000        2.35      2/01/05           8,113,000
Ticonderoga Funding LLC (a) (b)                                         7,000,000        2.53      3/01/05           6,986,226
Transamerica Asset Funding Corporation (a)                              8,000,000        2.35      2/11/05           7,994,778
Variable Funding Capital Corporation (a) (b)                            7,000,000        2.52      3/02/05           6,985,790
Windmill Funding Corporation (a) (b)                                    4,500,000        2.33      2/07/05           4,498,253
-------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                             299,742,025
-------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Put Bonds 15.9%
Alaska HFC                                                              4,970,000        2.37      2/03/05           4,970,000
Arbor Properties, Inc.                                                  5,545,000        2.51      2/02/05           5,545,000
Botsford General Hospital Revenue                                       4,900,000        2.52      2/01/05           4,900,000
Brooks County, Georgia Development Authority IDR - Langboard,
Inc. Project                                                            4,400,000        2.56      2/03/05           4,400,000
CEI Capital LLC                                                         4,855,000        2.55      2/03/05           4,855,000
Colorado HFA                                                           14,000,000        2.38      2/02/05          14,000,000
Convenience Holding Company LLC                                         4,760,000        2.60      2/03/05           4,760,000
Cornerstone Funding Corporation I, Series 2003I                         4,000,000        2.57      2/03/05           4,000,000
Denver, Colorado City and County Airport Revenue Refunding              2,600,000        2.47      2/02/05           2,600,000
Franklin Avenue Associates LP                                           5,720,000        2.60      2/07/05           5,720,000
LP Pinewood SPV LLC                                                     5,000,000        2.55      2/03/05           5,000,000
New Jersey EDA EDR - MSNBC/CNBC Project                                 3,800,000        2.38      2/01/05           3,800,000
Sea Island Company & Sea Island Coastal Properties LLC                  5,000,000        2.62      2/03/05           5,000,000
Vancouver Clinic Building LLC                                           6,700,000        2.47      2/03/05           6,700,000
Wake Forest University                                                  5,550,000        2.57      2/03/05           5,550,000
Waukesha Health System, Inc.                                            2,550,000        2.47      2/03/05           2,550,000
-------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Put Bonds                                                                               84,350,000
-------------------------------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 14.5%
FNMA Notes;
 1.40%, Due 3/29/05                                                    10,000,000        1.40      3/29/05          10,000,000
 1.40%, Due 5/03/05                                                     4,000,000        1.40      5/03/05           4,000,000
 1.61%, Due 5/13/05                                                     5,000,000        1.61      5/13/05           5,000,000
 1.75%, Due 5/23/05                                                    10,000,000        1.75      5/23/05          10,000,000
 1.80%, Due 5/27/05                                                     6,000,000        1.80      5/27/05           6,000,000
Federal Home Loan Bank Notes:
 1.35%, Due 4/15/05                                                     5,000,000        1.35      4/15/05           5,000,000
 1.35%, Due 4/29/05                                                     4,000,000        1.35      4/29/05           4,000,000
 1.40%, Due 2/25/05                                                     5,000,000        1.40      2/25/05           5,000,000
 1.43%, Due 3/11/05                                                     5,000,000        1.43      3/11/05           5,000,000
 1.50%, Due 2/28/05                                                     8,000,000        1.50      2/28/05           8,000,000
 1.55%, Due 5/06/05                                                     4,000,000        1.55      5/06/05           4,000,000
 1.66%, Due 5/16/05                                                     5,000,000        1.66      5/16/05           5,000,000
 2.02%, Due 6/08/05                                                     6,000,000        2.02      6/08/05           6,000,000
-------------------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues                                                                      77,000,000
-------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 13.2%
ABN AMRO Inc. (Dated 1/31/05), 2.47%, Due 2/01/05  (Repurchase
proceeds $70,054,806); Collateralized by: United States
Government & Agency Issues                                             70,050,000        2.47      2/01/05          70,050,000
State Street Bank (Dated 1/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $65,402); Collateralized by: United States
Government & Agency Issues                                                 65,400        0.85      2/01/05              65,400
-------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                                                         70,115,400
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 100.0%                                                                             531,207,425
Other Assets and Liabilities, Net (0.0%)                                                                              (164,912)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                             $    531,042,513
===============================================================================================================================


LEGEND
------------------------------------------------------------------------------
(a) Restricted security.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(c) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
-------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes


This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Heritage Reserve Series, Inc., on behalf of the Strong Heritage Money
Fund


By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005